Significant Accounting Policies - Estimated Useful Lives of the Group's Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2018
Frequency usage rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 Years
Frequency usage rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	13 Years
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 Years
Industrial rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 Years
Industrial rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	10 Years
Development costs [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	3 Years
Development costs [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 Years
Facility usage rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	10 Years
Facility usage rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	20 Years
Customer relations [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	3 Years
Customer relations [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	20 Years
Other [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	3 Years
Other [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	20 Years
Software [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	2 Years
Software [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 Years